Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Feb. 23, 2021	Feb. 19, 2021
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)	4,312,500
Sale of stock, price per share (in Dollars per share)		$ 11.5
Percentage of public offering		3.50%
Office space for per month						$ 3,750
Administrative fees payable		$ 41,150
Borrowing amount		300,000
Note payable balance					$ 40,000
Advances of operating expenses		191,250	$ 998
Advance of administrative fees		41,150
Offering costs expense					$ 43,495
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Percentage of outstanding shares	20.00%
FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)				1,000,000
Accounts receivables		500,000	700,000
Loan payables to related parties			500,000
Expenses related to arrangements		700,000	$ 900,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Underwriter's amount		6,037,500
Common Class A [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)	$ 12
FaZe’s founders [Member] | FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivables		$ 100,000